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                      Ivy Cundill Global Value Fund
                       Ivy Developing Markets Fund
                     Ivy European Opportunities Fund
                             Ivy Global Fund
                    Ivy Global Natural Resources Fund
                  Ivy Global Science & Technology Fund
                         Ivy International Fund
                      Ivy International Growth Fund
                 Ivy International Small Companies Fund
                      Ivy International Value Fund
                     Ivy Pacific Opportunities Fund
                             Ivy Growth Fund
                          Ivy US Blue Chip Fund
                       Ivy US Emerging Growth Fund
                              Ivy Bond Fund
                          Ivy Money Market Fund

                Each, a series of Ivy Fund (the "Funds")

  Supplement Dated January 10, 2003 To Prospectus Dated April 30, 2002
(as supplemented on May 16, 2002, August 29, 2002 and December 23, 2002)
     and To Statement of Additional Information Dated April 30, 2002
                 (as supplemented on December 23, 2002)

Until December  31, 2002, Ivy  Management, Inc.  ("IMI") provided  business management services to  the Funds and  investment advisory services to  all
Funds other than Ivy Global Natural Resources Fund.

On December 31, 2002, IMI, an indirect wholly owned subsidiary of Waddell &
Reed Financial, Inc.  ("Waddell & Reed") and  a wholly owned subsidiary  of
Ivy Acquisition Corporation  ("IAC"), merged  with and into  IAC, a  wholly owned subsidiary of  Waddell &  Reed. IAC is  an SEC-registered  investment adviser with approximately  $1.6 billion in  assets under management as  of
December 31, 2002 (after  giving effect to the merger). Upon  effectiveness of the  merger, IAC  changed its  name  to Waddell  & Reed  Ivy  Investment
Company ("WRIICO").

Effective December  31,  2002,  WRIICO assumed  all  of IMI's  duties  with respect to the  Funds and began  providing business management services  to the Funds  and investment  advisory services to  all Funds  other than  Ivy
Global Natural Resources Fund.  The terms and conditions of the  agreements under which WRIICO  provides those  services to the  Funds are exactly  the same as  the terms  and conditions  of the  agreements in  effect prior  to
December 31, 2002 between the Funds and IMI. IMI employees or officers  who were serving  as  portfolio managers  of  the Funds  continue to  serve  as portfolio managers of the Funds after the merger, as employees or  officers of WRIICO. Each of the portfolio managers who was an employee or officer of
IMI has the same title with WRIICO as he or she had with IMI.

Effective December 17, 2002, Deloitte & Touche LLP serves as the independent auditors  for  the  Funds,  and Bell, Boyd & Lloyd LLC serves as independent counsel for the Funds and the Board of Trustees.

Effective December 31,  2002, Ivy Mackenzie Services, Inc. changed its name to Ivy Services, Inc.